Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax reconciliation [line items]
Income tax rate	25.00%	23.50%	19.00%
Tax credits	(0.60%)	(0.50%)	(0.10%)
System Fund	1.20%	(1.30%)	3.10%
Foreign exchange losses/(gains)	1.00%	(1.00%)	(0.90%)
Other permanent differences	(0.50%)	0.90%	0.50%
Non-recoverable foreign taxes	2.40%	1.30%	3.50%
Net effect of different rates of tax	1.50%	1.50%	6.30%
Effects of substantive enactment of UAE tax rates and laws	0.00%	(0.90%)
Effect of changes in other tax rates and laws	0.00%	0.20%	0.10%
Items on which deferred tax arose but where no deferred tax is recognised	0.20%	0.20%	1.20%
Effect of adjustments to unprovided or unrecognised deferred taxes	0.00%	0.50%	(0.40%)
Adjustment to tax charge in respect of prior periods	(0.20%)	1.30%	(1.90%)
Average effective tax rate	30.00%	25.70%	30.40%